UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment |_|; Amendment Number:
  This Amendment (Check only one.): |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    BVF Inc.
Address: 900 North Michigan Avenue
         Chicago, Illinois 60611

Form 13F File Number: 28-6800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark N. Lampert
Title: President
Phone: (312) 506-6500

Signature, Place, and Date of Signing:

        /s/ Mark N. Lampert, San Francisco, CA, February 14, 2011

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            1
                                              -----------------------------

Form 13F Information Table Entry Total:                      16
                                              -----------------------------

Form 13F Information Table Value Total:                $238,406
                                              -----------------------------
                                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.         Form 13F File Number           Name
    ---         --------------------           ----
    1           28-6770                        BVF Partners L.P.

                           Form 13F INFORMATION TABLE

                                                                                                                  VOTING AUTHORITY
                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT   OTHER       ----------------
   NAME OF ISSUER             TITLE OF CLASS    CUSIP   (X$1,000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
   --------------             --------------    -----   ---------    -------   --- ----  ----------  --------  ---------------------
AUTOIMMUNE INC                COM             052776101    1,803   3,605,297   SH        DEFINED        1       0    3,605,297   0
CADUS CORP                    COM             127639102      372     269,270   SH        DEFINED        1       0      269,270   0
CELERA CORP                   COM             15100E106   31,218   4,955,192   SH        DEFINED        1       0    4,955,192   0
FLAMEL TECHNOLOGIES SA        SPONSORED ADR   338488109   19,483   2,848,334   SH        DEFINED        1       0    2,848,334   0
INFINITY PHARMACEUTICALS INC  COM             45665G303   15,257   2,572,908   SH        DEFINED        1       0    2,572,908   0
IRONWOOD PHARMACEUTICALS INC  COM CL A        46333X108      895      86,500   SH        DEFINED        1       0       86,500   0
LIGAND PHARMACEUTICALS INC    COM NEW         53220K504   16,511   1,850,995   SH        DEFINED        1       0    1,850,995   0
NEUROCRINE BIOSCIENCES INC    COM             64125C109   26,738   3,499,765   SH        DEFINED        1       0    3,499,765   0
ORTHOLOGIC CORP               COM             68750J107    3,173   5,470,388   SH        DEFINED        1       0    5,470,388   0
OSTEOLOGIX INC                COM             68858P104      472   1,180,337   SH        DEFINED        1       0    1,180,337   0
PAIN THERAPEUTICS INC         COM             69562K100   12,317   1,824,770   SH        DEFINED        1       0    1,824,770   0
REPLIGEN CORP                 COM             759916109    8,491   1,810,535   SH        DEFINED        1       0    1,810,535   0
RIGEL PHARMACEUTICALS INC     COM NEW         766559603    9,770   1,297,474   SH        DEFINED        1       0    1,297,474   0
SUPERGEN INC                  COM             868059106   12,620   4,816,755   SH        DEFINED        1       0    4,816,755   0
TARGACEPT INC                 COM             87611R306   74,235   2,801,333   SH        DEFINED        1       0    2,801,333   0
ZALICUS INC                   COM             98887C105    5,051   3,196,672   SH        DEFINED        1       0    3,196,672   0